Cover	9 Months Ended
Sep. 30, 2024
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 to the Form S-1 contains an updated prospectus related to the registration of the resale, from time to time, of an aggregate of 19,876,735 shares of Common Stock by the Selling Stockholders identified in this prospectus or their permitted transferees, all of which were initially registered on our registration statement on Form S-1 (File No. 333-283317) (the “Registration Statement”) declared effective by the SEC on November 27, 2024. This Post-Effective Amendment No. 1 to Form S-1 is being filed to update the Registration Statement to include additional shares of Common Stock to be sold by the Selling Stockholders. The filing fee table will be updated to account for the additional shares of Common Stock covered by this Post-Effective Amendment No. 1.
Entity Registrant Name	BLUE STAR FOODS CORP.
Entity Central Index Key	0001730773
Entity Tax Identification Number	82-4270040
Entity Incorporation, State or Country Code	DE
City Area Code	(305)
Local Phone Number	836-6858
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3000 NW 109th Avenue
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33172
Contact Personnel Name	John Keeler